Note 21 - Segment Reporting	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
(21)        Segment Reporting

Before January 1, 2014, the Group operated three operating segments: (1) property and casualty insurance ("P&C"), (2) life insurance ("Life"), and (3) insurance claims adjusting services ("Claims Adjusting"). From January 1, 2014, the Group realigned its financial reporting structure into three principal business segments that more accurately reflect its organizational structure and changing business mix. Historical results reflecting the new business segments for the corresponding period of the previous year have been restated.

The new principal business segments are as follows: (1) insurance agency business segment, which mainly consists of providing agency services for P&C insurance products and life insurance products to individual clients, (2) insurance brokerage business segment, which mainly consists of providing P&C and life insurance brokerage services to institutional clients, and (3) claims adjusting segment, which consists of providing pre-underwriting survey, claim adjusting, disposal of residual value, loading and unloading supervision and consulting services. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group's chief operating decision maker in deciding how to allocate resources and in assessing performance.

The following table shows the Group’s operations by business segment for the years ended December 31, 2012, 2013 and 2014. Other includes revenue and expenses that are not allocated to reportable segments and corporate related items.

	Year ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Net revenues
Agency	1,305,310	1,418,512	1,624,410	261,807
Brokerage	48,855	63,418	232,620	37,492
Claims Adjusting	217,497	261,206	292,981	47,220
Others	14,455	13,888	—	—
Total net revenues	1,586,117	1,757,024	2,150,011	346,519
Operating costs and expenses
Agency	(1,138,083)	(1,305,306)	(1,486,871)	(239,640)
Brokerage	(34,474)	(53,719)	(197,017)	(31,753)
Claims Adjusting	(186,695)	(234,129)	(275,539)	(44,409)
Other	(161,039)	(145,884)	(159,685)	(25,737)
Total operating costs and expenses	(1,520,291)	(1,739,038)	(2,119,112)	(341,539)
Income (loss) from operations
Agency	167,227	113,206	137,539	22,167
Brokerage	14,381	9,699	35,603	5,739
Claims Adjusting	30,802	27,077	17,442	2,811
Other	(146,584)	(131,996)	(159,685)	(25,737)
Total income from operations	65,826	17,986	30,899	4,980

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Segment assets
Agency	1,375,299	1,682,305	271,138
Brokerage	109,177	118,139	19,041
Claims Adjusting	103,126	116,877	18,837
Other	1,973,128	1,831,165	295,130
Total assets	3,560,730	3,748,486	604,146

Substantially all of the Group’s revenues for the three years ended December 31, 2012, 2013 and 2014 were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no geographical segments are presented.